Property, Plant and Equipment - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 24,690
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			$ 16,556
Impact of IFRS 16		$ 15,558
Additions	4,710
Sales, retirements and other movements	2,292
Currency translation differences	19
Ending balance	34,551
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			(6,908)
Charge for the year	4,190
Sales, retirements and other movements	(1,249)
Currency translation differences	(12)
Ending balance	(9,861)
Exploration and evaluation
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	5
Exploration and evaluation | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			0
Impact of IFRS 16		0
Additions	5
Sales, retirements and other movements	0
Currency translation differences	0
Ending balance	5
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			0
Charge for the year	0
Sales, retirements and other movements	0
Currency translation differences	0
Ending balance	0
Production
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	9,452
Production | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			11,508
Impact of IFRS 16		4,871
Additions	664
Sales, retirements and other movements	1,867
Currency translation differences	37
Ending balance	15,213
Production | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			(5,209)
Charge for the year	1,632
Sales, retirements and other movements	(1,091)
Currency translation differences	(11)
Ending balance	(5,761)
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	10,638
Manufacturing, supply and distribution | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			4,259
Impact of IFRS 16		6,459
Additions	3,124
Sales, retirements and other movements	268
Currency translation differences	0
Ending balance	13,574
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			(1,110)
Charge for the year	1,855
Sales, retirements and other movements	(30)
Currency translation differences	(1)
Ending balance	(2,936)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	4,595
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			789
Impact of IFRS 16		$ 4,228
Additions	917
Sales, retirements and other movements	157
Currency translation differences	(18)
Ending balance	5,759
Other | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			$ (589)
Charge for the year	703
Sales, retirements and other movements	(128)
Currency translation differences	0
Ending balance	$ (1,164)